Segment Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information and Major Customers [Abstract]
Schedule of Revenues by Geographic Region	Revenues by geographic region are as follows:
	Year ended December 31,
	2025	2024	2023

Israel	450	1,194	2,519
Europe	566	489	201
Total	1,016	1,683	2,720